UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

 Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL 60187
  (Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn S&P 500 Capital Expenditures Portfolio (CAPX).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ELKHORN COMMODITY ROTATION STRATEGY ETF
 Consolidated  Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Principal	Value
TREASURY BILLS—75.8%(a)
U.S. Treasury Bill, 1.05%, 10/19/2017	$300,000	$299,078
U.S. Treasury Bill, 0.98%, 11/02/2017	300,000	298,946
U.S. Treasury Bill, 1.06%, 11/30/2017	400,000	398,249
U.S. Treasury Bill, 1.12%, 12/21/2017	900,000	895,433
Total Treasury Bills
Total Investments—75.8% (Cost $1,892,177)		1,891,706
Other Assets in Excess of Liabilities—-24.2%		604,431
Net Assets—100.0%		$2,496,137

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Futures contracts outstanding as of June 30, 2017:
Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
COTTON No. 2 Future	12/6/2017	Long	14	$480,130	$(27,145)	$-	$(27,145)
LME PRI Alum Future	1/15/2018	Long	10	482,688	(2,562)	-	(2,562)
LME PRI Alum Future	1/15/2018	Short	(10)	(482,688)	(4,900)	-	(4,900)
LME PRI Alum Future	9/18/2017	Long	21	1,007,738	16,931	16,931	-
LME PRI Alum Future	9/18/2017	Short	(21)	(1,007,738)	(17,707)	-	(17,707)
LME PRI Alum Future	12/18/2017	Long	26	1,253,688	23,750	23,750	-
LME PRI Alum Future	12/18/2017	Short	(26)	(1,253,688)	10,225	10,225	-
LME PRI Alum Future	12/17/2018	Long	10	488,938	5,400	5,400	-
LIVE Cattle Future	8/31/2017	Long	10	465,200	(20,920)	-	(20,920)
LME Copper Future	12/17/2018	Long	16	2,398,500	77,894	77,894	-
LME Copper Future	12/17/2018	Short	(12)	(1,798,875)	(29,644)	-	(29,644)
LME Zinc Future	7/17/2017	Long	23	1,585,131	(56,394)	-	(56,394)
LME Zinc Future	7/17/2017	Short	(23)	(1,585,131)	(35,993)	-	(35,993)
LME Zinc Future	12/18/2017	Long	8	552,000	53,275	53,275	-
				$2,585,893		$187,475	$(195,265)
Total Unrealized appreciation (depreciation)							$(7,790)
Cash posted as collateral to broker for futures contracts was $26,567 at June 30, 2017.

See accompanying Notes to Schedule of Investments.

ELKHORN COMMODITY ROTATION STRATEGY ETF
 Consolidated  Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$1,891,706	$–	$–	$1,891,706
Other Investments
Futures	187,475	–	–	187,475
Total Investments	$2,079,181	$–	$–	$2,079,181
Liability Valuation Inputs
Other Investments
Futures	$195,265	$–	$–	$195,265
Total Other Investments	$195,265	$–	$–	$195,265

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Principal	Value
TREASURY BILLS—88.9%(a)
U.S. Treasury Bill, 0.85%, 07/20/2017	$2,000,000	$1,999,268
U.S. Treasury Bill, 0.95%, 08/10/2017	1,000,000	999,085
U.S. Treasury Bill, 0.96%, 08/17/2017	2,700,000	2,696,968
U.S. Treasury Bill, 0.96%, 08/31/2017	800,000	798,797
U.S. Treasury Bill, 1.05%, 10/19/2017	500,000	498,464
U.S. Treasury Bill, 1.02%, 11/09/2017	900,000	896,629
U.S. Treasury Bill, 1.12%, 12/21/2017	900,000	895,432
Total Treasury Bills
Total Investments—88.9% (Cost $8,787,150)		8,784,643
Other Assets in Excess of Liabilities—-11.1%		1,094,391
Net Assets—100.0%		$9,879,034

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 2017 (Unaudited)

Futures contracts outstanding as of June 30, 2017:

Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Brent Crude Future	10/31/2018	Long	18	$927,900	$(42,276)	$-	$(42,276)
Cattle Feeder Future	11/16/2017	Long	1	72,888	12,113	12,113	-
Cocoa Future	9/14/2017	Long	1	19,400	(1,750)	-	(1,750)
Coffee 'C' Future	5/18/2018	Long	2	101,325	(10,594)	-	(10,594)
Corn Future	12/14/2018	Long	12	248,100	2,663	2,663	-
Cotton No.2 Future	12/6/2017	Long	4	137,180	(2,622)	-	(2,622)
Gasoline RBOB Future	9/29/2017	Long	5	295,680	603	603	-
Gold 100 Oz Future	12/27/2017	Long	9	1,124,640	(1,790)	-	(1,790)
KC HRW Wheat Future	7/13/2018	Long	1	29,050	3,563	3,563	-
Lean Hogs Future	10/13/2017	Long	7	197,260	9,430	9,430	-
Live Cattle Future	8/31/2017	Long	8	372,160	(18,870)	-	(18,870)
LME Copper Future	12/18/2017	Long	10	1,489,687	280,875	280,875	-
LME Copper Future	12/18/2017	Short	(10)	(1,489,688)	(244,456)	-	(244,456)
LME Copper Future	12/17/2018	Long	20	2,998,125	255,025	255,025	-
LME Copper Future	12/17/2018	Short	(9)	(1,349,156)	(33,044)	-	(33,044)
LME Lead Future	3/19/2018	Long	3	172,856	14,543	14,543	-
LME Lead Future	12/18/2017	Long	7	402,412	26,656	26,656	-
LME Lead Future	12/18/2017	Short	(7)	(402,412)	(19,493)	-	(19,493)
LME Nickel Future	12/17/2018	Long	6	347,400	(36,838)	-	(36,838)
LME Nickel Future	12/17/2018	Short	(2)	(115,800)	16,488	16,488	-
LME PRI Alum Future	1/15/2018	Long	22	1,061,913	21,938	21,938	-
LME PRI Alum Future	1/15/2018	Short	(22)	(1,061,913)	(6,494)	-	(6,494)
LME PRI Alum Future	12/18/2017	Long	14	675,063	1,332	1,332	-
LME Zinc Future	12/18/2017	Long	9	621,000	65,425	65,425	-
LME Zinc Future	12/18/2017	Short	(9)	(621,000)	2,169	2,169	-
LME Zinc Future	12/17/2018	Long	10	662,500	7,512	7,512	-

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 2017 (Unaudited)

Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
LME Zinc Future	12/17/2018	Short	(3)	$(198,750)	$2,113	$2,113	$-
Low Su Gasoil G Future	6/12/2018	Long	4	180,100	(17,650)	-	(17,650)
Natural Gas Future	3/27/2018	Long	20	571,600	(180)	-	(180)
NY Harb USLD Future	5/31/2018	Long	3	193,057	(20,211)	-	(20,211)
Silver Future	3/27/2018	Long	3	252,570	(15,635)	-	(15,635)
Soybean Future	11/14/2017	Long	15	716,063	(4,695)	-	(4,695)
Sugar #11 (World) Future	4/30/2018	Long	4	64,960	(1,624)	-	(1,624)
Wheat Future	7/13/2018	Long	4	114,050	12,275	12,275	-
WTI Crude Future	5/22/2018	Long	20	962,200	(120,450)	-	(120,450)
				$9,772,420		$734,723	$(598,672)
Total Unrealized appreciation (depreciation)						$136,051
Cash posted as collateral to broker for futures contracts was $43,883 at June 30, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$8,784,643	$–	$–	$8,784,643
Other Investments
Futures	734,723	–	–	734,723
Total Investments	$9,519,366	$–	$–	$9,519,366
Liability Valuation Inputs
Other Investments
Futures	$598,672	$–	$–	$598,672
Total Other Investments	$598,672	$–	$–	$598,672

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

7
Investments	Shares	Value
PREFERRED STOCKS—100.3%
Banks—16.5%
BB&T Corp., 5.63%	3,047	$81,964
BB&T Corp., 5.85%	3,160	80,991
BB&T Corp., Series E, 5.63%	3,206	81,625
BB&T Corp., Series F, 5.20%	3,228	80,797
BB&T Corp., Series G, 5.20%	3,210	82,433
Cullen/Frost Bankers, Inc., 5.38%	15,871	404,710
First Republic Bank, Series F, 5.70%	7,770	202,020
First Republic Bank, Series G, 5.50%	7,570	198,410
HSBC Holdings PLC (United Kingdom), 8.13%	4,922	133,977
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	5,070	135,927
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	5,151	135,935
JPMorgan Chase & Co., Series AA, 6.10%	2,176	59,035
JPMorgan Chase & Co., Series BB, 6.15%	2,159	59,178
JPMorgan Chase & Co., Series O, 5.50%	2,295	58,890
JPMorgan Chase & Co., Series P, 5.45%	2,261	58,537
JPMorgan Chase & Co., Series T, 6.70%	2,167	58,466
JPMorgan Chase & Co., Series W, 6.30%	2,170	58,481
JPMorgan Chase & Co., Series Y, 6.13%	2,184	58,859
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	16,097	411,761
US Bancorp, Series H, 5.15%	15,380	402,341
Wells Fargo & Co., 5.20%	1,621	40,687
Wells Fargo & Co., Series J, 8.00%	1,571	40,705
Wells Fargo & Co., Series L, 7.50%	32	41,955
Wells Fargo & Co., Series O, 5.13%	1,624	40,844
Wells Fargo & Co., Series P, 5.25%	1,617	41,282
Wells Fargo & Co., Series T, 6.00%	1,527	40,175
Wells Fargo & Co., Series V, 6.00%	1,529	40,411
Wells Fargo & Co., Series W, 5.70%	1,559	40,378
Wells Fargo & Co., Series X, 5.50%	1,584	40,455
Total Banks		3,211,229
Capital Markets—18.8%
Affiliated Managers Group, Inc., 6.38%	15,965	405,511
Apollo Global Management LLC, 6.38%	7,797	200,695
Apollo Investment Corp., 6.63%	7,952	199,834
Ares Management LP, Series A, 7.00%	15,424	411,512
Bank of New York Mellon Corp. (The), 5.20%	15,942	400,622
Charles Schwab Corp. (The), Series C, 6.00%	14,925	405,363
Gabelli Dividend & Income Trust (The), Series G, 5.25%	15,846	408,827
KKR & Co. LP, Series A, 6.75%	7,476	204,020
KKR & Co. LP, Series B, 6.50%	7,624	205,047
Northern Trust Corp., Series C, 5.85%	14,879	410,512
State Street Corp., Series C, 5.25%	8,008	201,882
State Street Corp., Series E, 6.00%	7,641	204,550
Total Capital Markets		3,658,375
Commercial Services & Supplies—2.4%
Pitney Bowes, Inc., 6.70%	17,458	466,478
Diversified Telecommunication—2.0%
Qwest Corp., 7.50%	15,787	400,674
Electric Utilities—8.4%
Duke Energy Corp., 5.13%	15,688	410,241
FPL Group Capital Trust I, 5.88%	3,072	83,220
Nextera Energy Capital Holdings, Inc., 5.00%	3,194	81,447
Nextera Energy Capital Holdings, Inc., Series G, 5.70%	3,203	81,164
Nextera Energy Capital Holdings, Inc., Series H, 5.63%	3,178	80,022
Nextera Energy Capital Holdings, Inc., Series I, 5.13%	3,238	81,921
PPL Capital Funding, Inc., Series B, 5.90%	15,437	407,537
SCE Trust I, 5.63%	8,133	204,301
SCE Trust II, 5.10%	8,113	205,665
Total Electric Utilities		1,635,518
Equity Real Estate Investment—16.5%
Boston Properties, Inc., 5.25%	15,550	407,702
Equity Commonwealth, 5.75%	15,799	399,873
Kimco Realty Corp., Series I, 6.00%	5,324	134,165
Kimco Realty Corp., Series J, 5.50%	5,398	135,436
Kimco Realty Corp., Series K, 5.63%	5,380	134,392
National Retail Properties, Inc., Series E, 5.70%	8,041	204,724
National Retail Properties, Inc., Series F, 5.20%	8,369	202,948
PS Business Parks, Inc., Series T, 6.00%	5,367	135,248
PS Business Parks, Inc., Series U, 5.75%	5,395	135,792
PS Business Parks, Inc., Series W, 5.20%	5,454	136,295
Public Storage, Series A, 5.88%	1,162	31,374
Public Storage, Series B, 5.40%	1,231	32,228
Public Storage, Series C, 5.13%	1,262	31,802
Public Storage, Series D, 4.95%	1,303	31,950
Public Storage, Series E, 4.90%	1,310	31,689
Public Storage, Series S, 5.90%	1,234	30,961
Public Storage, Series T, 5.75%	1,236	31,135
Public Storage, Series U, 5.63%	1,244	31,374
Public Storage, Series V, 5.38%	1,246	31,461
Public Storage, Series W, 5.20%	1,248	31,387
Public Storage, Series X, 5.20%	1,232	31,096

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
Equity Real Estate Investment (continued)
Public Storage, Series Y, 6.38%	1,145	$31,362
Public Storage, Series Z, 6.00%	1,158	30,976
Senior Housing Properties Trust, 5.63%	15,500	392,615
Welltower, Inc., Series I, 6.50%	6,025	399,217
Total Equity Real Estate Investment		3,227,202
Industrial Conglomerates—2.1%
General Electric Co., 4.88%	7,957	203,858
General Electric Co., 4.88%	7,894	201,692
Total Industrial Conglomerates		405,550
Insurance—29.2%
Aegon NV (Netherlands), 6.38%	5,212	134,522
Aegon NV (Netherlands), 6.50%	5,218	136,659
Aegon NV (Netherlands), 8.00%	5,223	135,380
Aflac, Inc., 5.50%	15,961	404,611
Arch Capital Group Ltd. (Bermuda), Series C, 6.75%	8,013	205,533
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	8,416	205,098
Argo Group US, Inc., 6.50%	16,158	408,959
Assured Guaranty Municipal Holdings, Inc., 6.25%	15,430	397,014
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	8,031	204,309
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	8,178	203,714
Endurance Specialty Holdings Ltd. (Bermuda), Series C, 6.35%	15,157	403,934
PartnerRe Ltd. (Bermuda), Series H, 7.25%	7,039	204,131
PartnerRe Ltd. (Bermuda), Series I, 5.88%	7,877	206,693
Protective Life Corp., 6.25%	16,000	405,920
Prudential Financial, Inc., 5.70%	7,822	203,137
Prudential Financial, Inc., 5.75%	7,811	203,008
Prudential PLC (United Kingdom), 6.50%	7,759	204,217
Prudential PLC (United Kingdom), 6.75%	7,788	206,694
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	15,907	407,537
Selective Insurance Group, Inc., 5.88%	16,162	413,424
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	15,655	400,298
Total Insurance		5,694,792
Machinery—2.1%
Stanley Black & Decker, Inc., 5.75%	16,144	412,802
Media—2.1%
Comcast Corp., 5.00%	15,789	403,883
Mortgage Real Estate Investment—0.2%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,511	41,024
Total Preferred Stocks
(Cost $19,222,654)		19,557,527
Total Investments—100.3% (Cost $19,222,654)		19,557,527
Liabilities in Excess of Other Assets—(0.3)%		$(61,353)
Net Assets—100.0%		$19,496,174

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Preferred Stocks	$19,557,527	$–	$–	$19,557,527
Total Investments	$19,557,527	$–	$–	$19,557,527

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF, and Elkhorn S&P High Quality Preferred ETF, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

The Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. SECURITIES VALUATION

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC (“the Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value”. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At June 30, 2017, the cost of investments for federal income tax purposes was as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn Commodity Rotation Strategy ETF	$1,892,177	$61	$(532)	$(471)
Elkhorn Fundamental Commodity Strategy ETF	8,787,150	61	(2,568)	(2,507)
Elkhorn S&P High Quality Preferred ETF	19,329,125	376,566	(148,164)	228,402

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.